Property, equipment and software, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
6. Property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Computer and electronic equipment	126,842	166,019
Office furniture and equipment	13,843	15,993
Leasehold improvement	55,575	56,554
Software	28,069	33,797

Total	224,329	272,363
Less: Accumulated depreciation and amortization (1)	(80,327)	(138,039)

Property, equipment and software, net	144,002	134,324

(1)	Depreciation and amortization expenses for the years ended December 31, 2017, 2018 and 2019 was RMB 22,555 , RMB 42,162 and RMB 57,712 , respectively.